Principal accountant fees and services (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Audit fees	€ 7,845,000	€ 8,629,000	€ 7,896,000
Audit-related fees	320,000	59,000	53,000
Tax fees	1,069,000	830,000	164,000
Other fees	251,000	716,000	4,703,000
Germany
Disclosure of geographical areas [line items]
Audit fees	1,322,000	1,232,000	1,060,000
Audit-related fees	316,000	18,000	42,000
Tax fees	115,000	169,000	0
Other fees	€ 234,000	€ 110,000	€ 4,689,000